Equity (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2013 USD ($) Nuclear_generation_units	Dec. 31, 2015
Consolidated VIEs [Member]
Equity
Public Utilities Number Of New Nuclear Generation Units In Development | Nuclear_generation_units	2
Consolidated VIEs [Member] | Mitsubishi Heavy Industries Ltd. [Member]
Equity
Impairment Of Assets Of Nuclear Generation Development Joint Venture, Amounts Attributable To Noncontrolling Interests | $	$ 107
Parent Company [Member]
Equity
Equity method investment, ownership (as a percent)		80.03%
Oncor [Member] | Management and Board of Directors [Member]
Equity
Noncontrolling interest, ownership percentage by noncontrolling owners (as a percent)		0.22%
Texas Transmission [Member]
Equity
Noncontrolling interest, ownership percentage by noncontrolling owners (as a percent)		19.75%